Note 2 - Summary of Significant Accounting Policies - Useful Life of Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Office Equipment [Member]
Property, plant, and equipment, useful life (Year)	5 years
Laboratory Equipment [Member] | Minimum [Member]
Property, plant, and equipment, useful life (Year)	2 years
Laboratory Equipment [Member] | Maximum [Member]
Property, plant, and equipment, useful life (Year)	5 years
Automobiles [Member]
Property, plant, and equipment, useful life (Year)	10 years
Leasehold Improvements [Member]
Property, plant, and equipment, useful life	Lower of lease term or economic life